Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Assumptions used for Options Granted

The following assumptions were used for options granted for the nine months ended September 30, 2015:

Assumptions for Option Grants	Nine Months Ended September 30, 2015
Stock Price Volatility	122.8%
Risk-Free Interest Rates	1.55%
Expected Life (in years)	6.15
Expected Dividend Yield	_ %

The following tables summarize our approximate minimum contractual obligations and commercial commitments as of December 31, 2014:

		Payments Due in Period
	Total	Within 1 Year	Years 1 - 3	Years 4 - 5	More than 5 Years

Leases	$106,000	$104,000	$2,000	$-	$-
Employment Contracts (1)	175,000	175,000	-	-	-
Total	$281,000	$279,000	$2,000	$-	$-

(1) Represents amount payable under severance agreement for John C. Houghton, effective January 4, 2015. See Note 15, Subsequent Events, for further discussion.